Retirement Plan - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan employee contribution limit percentage of compensation			4.00%		4.00%
Salaries and employee benefits	$ 383,000	$ 275,000	$ 726,000	$ 538,000	$ 1,106,867	$ 625,187	$ 340,481